UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4395

Smith Barney Muni Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: December 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS.

SMITH BARNEY MUNI FUNDS

CALIFORNIA MONEY MARKET PORTFOLIO

FORM N-Q

DECEMBER 31, 2004

CALIFORNIA MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited)	December 31, 2004

FACE AMOUNT	RATING(a)	DESCRIPTION	VALUE
Education -10.4%
		Alameda Contra Costa Schools Finance Authority Capital Improvements Financing Project COP:
$895,000	A-1+	Series A 2.03% VRDO	$895,000
4,780,000	A-1+	Series D 2.03% VRDO	4,780,000
1,540,000	A-1+	Series E 2.03% VRDO	1,540,000
13,690,000	A-1+	Series L 2.03% VRDO	13,690,000
2,160,000	VMIG1*	Alvord USD Finance Corp. COP 2.033% VRDO	2,160,000
2,900,000	VMIG1*	California EFA St. Mary’s College of California
		Series B 1.98% VRDO	2,900,000
62,140,000	SP-1+	California School Cash Reserve Program
		Series A 1.60% due 7/6/05	62,566,058
4,150,000	VMIG1*	California Statewide Communities Development
		Authority Revenue Concordia University Project
		Series A 2.18% VRDO	4,150,000
15,135,000	A-1+	California State University Series A
		1.80% due 1/14/05 TECP	15,135,000
2,270,000	A-1	Carlsbad USD School Facility Bridge Funding Program FSA-Insured 1.95% VRDO	2,270,000
1,500,000	A-1+	Grant JT USD COP Bridge Funding Program FSA-Insured 1.95% VRDO	1,500,000
15,000,000	A-1+	Hesperia USD COP Interim School Funding Program FSA-Insured 2.00% VRDO	15,000,000
9,485,000	VMIG1*	Long Beach USD Capital Improvement Project AMBAC-Insured 1.99% VRDO	9,485,000
1,000,000	A-1	Paramount USD School Facility Bridge Funding Program 1.95% VRDO	1,000,000
16,380,000	A-1+	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Authority Putters Series 235 MBIA-Insured PART 2.00% VRDO	16,380,000
2,600,000	A-1	Riverside USD COP School Facility Bridge Refinancing Program FSA-Insured 1.95% VRDO	2,600,000
3,195,000	A-1	San Gabriel USD COP School Facilities Funding Program FSA-Insured 1.95% VRDO	3,195,000
20,000,000	A-1+	San Mateo USD School Facility Bridge Funding FSA-Insured 1.95% VRDO	20,000,000
5,980,000	VMIG1*	Santa Ana USD COP 1.95% VRDO	5,980,000
19,400,000	VMIG1*	Santa Maria Joint UHSD COP Series A 1.98% VRDO	19,400,000
1,930,000	A-1	Southern Kern USD COP Building Program Series A FSA-Insured 1.95% VRDO	1,930,000
		University of California Board of Regents Series A TECP:
10,400,000	A-1+	1.82% due 2/9/05	10,400,000
13,100,000	A-1+	1.75% due 3/2/05	13,100,000
30,000,000	A-1+	1.80% due 4/1/05	30,000,000
6,150,000	VMIG1*	Val Verde USD COP Series A 1.98% VRDO	6,150,000
2,400,000	A-1	William S. Hart UHSD COP School Facility Bridge Funding Program FSA-Insured 1.95% VRDO	2,400,000

			268,606,058

See Notes to Schedule of Investments.

CALIFORNIA MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	DESCRIPTION	VALUE
Finance - 6.1%
$14,800,000	VMIG1*	ABAG Finance Authority for Nonprofit Corp.
		Valley Christian Schools 1.98% VRDO	$14,800,000
10,000,000	A-1+	California Infrastructure & Economic Development Bank
		ISO Series A AMBAC-Insured 1.98% VRDO	10,000,000
		California State Economic Recovery Bonds:
9,000,000	A-1+	Series C-4 2.20% VRDO	9,000,000
18,250,000	A-1+	Series C-10 2.00% VRDO	18,250,000
19,270,000	A-1+	Series C-11 1.95% VRDO	19,270,000
		XLCA-Insured:
14,000,000	A-1+	Series C-17 1.98% VRDO	14,000,000
10,525,000	A-1+	Series C-18 1.95% VRDO	10,525,000
		Los Angeles Capital Asset Lease Corp. TECP:
15,300,000	A-1+	1.85% due 2/7/05	15,300,000
4,500,000	A-1+	1.83% due 3/1/05	4,500,000
17,000,000	A-1+	1.80% due 3/9/05	17,000,000
3,800,000	A-1+	1.85% due 3/9/05	3,800,000
3,000,000	A-1+	Oakland Joint Power Financing Authority Series A-1 FSA-Insured 1.95% VRDO	3,000,000
9,995,000	A-1	Puerto Rico IFA MSTC Series 2000-103 ETM 1.95% VRDO	9,995,000
9,640,000	A-1	Vallejo Capital Improvements Project 2.13% VRDO	9,640,000

			159,080,000

General Obligation - 7.8%
		California State GO:
		MSTC PART:
3,700,000	A-1+	Series SGA 7 FSA-Insured 1.98% VRDO	3,700,000
1,400,000	A-1+	Series SGA 119 FGIC-Insured 2.19% VRDO	1,400,000
6,700,000	A-1+	Series SGA 135 AMBAC-Insured 2.19% VRDO	6,700,000
23,055,000	A-1+	Series SGA 136 XLCA-Insured 2.19% VRDO	23,055,000
6,450,000	A-1+	Series B-3 1.98% VRDO	6,450,000
27,850,000	A-1+	Series C-2 1.95% VRDO	27,850,000
25,495,000	SP-1	California State RAN Series A 3.00% due 6/30/05	25,650,350
7,000,000	SP-1+	Contra Costa County Board of Education TRAN 3.00% due 6/30/05	7,045,664
		Los Angeles USD PART:
1,100,000	A-1	MSTC Series 2001-135 FGIC-Insured 2.19% VRDO	1,100,000
3,600,000	A-1+	Putters Series 261Z FGIC-Insured 2.02% VRDO	3,600,000
9,285,000	A-1	Los Angeles County GO MSTC Series 9004 FGIC-Insured PART 1.99% VRDO	9,285,000
12,470,000	VMIG1*	Palo Alto USD MERLOT Series R FGIC-Insured PART 2.03% VRDO	12,470,000
		Puerto Rico Government Development TECP:
11,339,000	A-1	1.70% due 1/13/05	11,339,000
6,823,000	A-1	1.70% due 1/21/05	6,823,000
2,430,000	A-1	1.85% due 2/9/05	2,430,000
8,085,000	A-1	1.83% due 3/23/05	8,085,000
25,000,000	SP-1+	Sacramento County TRAN Series A 3.00% due 7/11/05	25,171,864
19,600,000	A-1+	San Diego USD MSTC SGA-120 MBIA-Insured PART 1.98% VRDO	19,600,000

			201,754,878

See Notes to Schedule of Investments.

CALIFORNIA MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	DESCRIPTION	VALUE
Hospitals - 4.2%
		California Health Facilities Finance Authority
		Adventist Hospital:
		MBIA-Insured:
$3,200,000	A-1+	Series 98A 2.20% VRDO	$3,200,000
1,100,000	A-1+	Series 98B 2.20% VRDO	1,100,000
4,500,000	VMIG1*	Series 02A 2.19% VRDO	4,500,000
4,600,000	A-1+	Catholic Healthcare Series B MBIA-Insured 2.00% VRDO	4,600,000
5,345,000	A-1	Memorial Health Services 1.98% VRDO	5,345,000
4,400,000	A-1+	Pooled Loan Program Series B FGIC-Insured 2.00% VRDO	4,400,000
15,075,532	A-1+	Sisters of Charity Health Systems 1.98% VRDO	15,075,532
15,740,000	A-1+	Southern California Presbyterian Homes MBIA-Insured 2.00% VRDO	15,740,000
		California Statewide Communities Development Authority Revenue:
		Kaiser Permanente Health Systems TECP:
4,400,000	A-1	1.75% due 1/19/05	4,400,000
16,800,000	A-1	1.85% due 2/8/05	16,800,000
14,000,000	A-1	1.70% due 2/10/05	14,000,000
5,000,000	VMIG1*	MERLOT Series E FSA-Insured PART 2.03% VRDO	5,000,000
1,225,000	A-1	Long Beach Health Facilities Revenue Memorial Health Services Series 91 1.97% VRDO	1,225,000
13,800,000	A-1+	Torrance Hospital Authority Little Co. of Mary Hospital 2.00% VRDO	13,800,000

			109,185,532

Housing: Multi-Family - 15.9%
6,180,000	A-1+	Anaheim Housing Authority MFH Park Vista Apartments FHLMC 2.02% VRDO AMT	6,180,000
		California HFA MFH:
		FNMA:
3,000,000	A-1+	Series C 2.08% VRDO AMT	3,000,000
4,965,000	A-1+	Series E 2.04% VRDO AMT	4,965,000
1,200,000	A-1+	Series F 2.03% VRDO	1,200,000
2,805,000	A-1+	Series G 2.05% VRDO AMT	2,805,000
3,470,000	A-1+	Series D 2.25% VRDO	3,470,000
10,000,000	A-1+	Series H FSA-Insured 2.03% VRDO AMT	10,000,000
		California State Department of Veterans Affairs PART:
2,071,000	VMIG1*	Clipper Tax Exempt Trust Series 98-9 AMBAC-Insured 2.09% VRDO AMT	2,071,000
3,680,000	A-1	MSTC Series 98-47 AMBAC-Insured 1.985% VRDO AMT	3,680,000
		California Statewide Communities Development Authority Revenue MFH FNMA:
3,415,000	A-1+	Breezewood Apartments Series F-1 2.02% VRDO AMT	3,415,000
5,665,000	A-1+	Oakmont of Danville-Sunrise Project 2.02% VRDO AMT	5,665,000
6,955,000	A-1+	Corona MFH Housing Country Hills Project Series B FHLMC 1.96% VRDO	6,955,000
5,000,000	A-1+	Covina RDA Shadowhills Apartments Series-A FNMA 1.96% VRDO	5,000,000

See Notes to Schedule of Investments.

CALIFORNIA MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	DESCRIPTION	VALUE
Housing: Multi-Family - 15.9% (continued)
$9,500,000	A-1+	Escondido MFH Via Roble Apartments Series A FNMA 2.02% VRDO AMT	$9,500,000
1,350,000	VMIG1*	Hayward MFH Tennyson Gardens Apartments Series A 2.27% VRDO AMT	1,350,000
1,750,000	A-1+	Livermore MFH Diablo Vista Apartments FNMA-Insured 1.98% VRDO	1,750,000
4,900,000	A-1+	Los Angeles Community RDA MFH Security Building Project Series A FNMA 2.00% VRDO AMT	4,900,000
		Los Angeles County Housing Authority MFH:
3,000,000	VMIG1*	Canyon Country Villas Project Series H FHLMC 1.98% VRDO	3,000,000
19,000,000	VMIG1*	Channel Gateway Apartments Series B FHLMC 2.03% VRDO AMT	19,000,000
8,250,000	A-1+	Malibu Meadows II-C FNMA 1.98% VRDO	8,250,000
4,300,000	A-1+	Sand Canyon Series F FHLMC 1.98% VRDO	4,300,000
5,994,000	VMIG1*	Studio Colony Series C 1.97% VRDO	5,994,000
20,500,000	A-1+	Milpitas MFH Crossing at Montague Series A FNMA 2.02% VRDO AMT	20,500,000
		Orange County Apartment Development:
		FHLMC:
19,805,000	VMIG1*	Aliso Creek Project Series B 1.92% VRDO	19,805,000
13,200,000	VMIG1*	Capistrano Pointe Series A 1.98% VRDO	13,200,000
16,500,000	VMIG1*	Foothill Oaks Apartments 2.02% VRDO AMT	16,500,000
		FNMA:
5,275,000	A-1+	Alicia Apartments Series A 2.06% VRDO AMT	5,275,000
23,500,000	A-1+	Ladera Apartments Series 2-B 2.02% VRDO AMT	23,500,000
		WLCO LF Partners Issue G:
14,400,000	A-1+	Series 2 1.98% VRDO	14,400,000
7,100,000	A-1+	Series 3 1.98% VRDO	7,100,000
13,100,000	A-1+	Orange County Housing Authority Oasis Martinique Project FNMA 1.97% VRDO	13,100,000
9,500,000	A-1+	Pasadena Community Development Commission MFH Holly Street Apartments Series A FNMA 2.00% VRDO AMT	9,500,000
15,780,000	VMIG1*	Richmond RDA MFH Summit Hilltop Series A FNMA-Insured 1.98% VRDO	15,780,000
2,500,000	A-1+	Riverside County Housing Authority MFH Countrywood Apartment Series C FNMA 1.96% VRDO	2,500,000
5,800,000	A-1+	Rohnert Park MHF Crossbrook Apartments Series A FNMA 1.98% VRDO	5,800,000
		Sacramento County Housing Authority MFH FNMA:
6,000,000	A-1+	Ashford Series D 1.98% VRDO	6,000,000
4,100,000	A-1+	Bent Tree Apartments Series A 1.95% VRDO	4,100,000
6,000,000	A-1+	River Apartments 1.98% VRDO	6,000,000
5,000,000	A-1+	Stone Creek Apartments 1.98% VRDO	5,000,000
7,900,000	A-1+	Stonebridge Apartments Series D 1.95% VRDO	7,900,000
		San Francisco City & County RDA MFH: Fillmore Center:
10,600,000	A-1+	Series A-1 2.01% VRDO	10,600,000
9,600,000	A-1+	Series A-2 2.01% VRDO	9,600,000

See Notes to Schedule of Investments.

CALIFORNIA MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	DESCRIPTION	VALUE
Housing: Multi-Family - 15.9% (continued)
$5,750,000	A-1+	Series B-2 2.02% VRDO AMT	$5,750,000
18,630,000	VMIG1*	St. Francis Housing Project Program Series 89A 2.00% VRDO	18,630,000
		San Jose MFH:
7,000,000	A-1+	Cinnabar Commons Series C 2.00% VRDO AMT	7,000,000
9,580,000	VMIG1*	Fairway Glen Series A FNMA 2.00% VRDO	9,580,000
4,900,000	VMIG1*	Foxchase Series B FNMA 2.00% VRDO	4,900,000
16,050,000	VMIG1*	Kimberly Woods Apartments Series A FHLMC 1.98% VRDO	16,050,000
3,400,000	A-1+	San Leandro MFH Parkside Series A FNMA 1.95% VRDO	3,400,000
5,200,000	A-1+	Santa Cruz County Housing Authority MFH Paloma Apartments Series A 2.03% VRDO	5,200,000
7,800,000	VMIG1*	Simi Valley MFH Shadowridge Apartments FHLMC 2.02% VRDO	7,800,000
1,000,000	A-1	Stockon MFH Mariners Pointe Association Series A 1.98% VRDO	1,000,000

			411,920,000

Housing: Single-Family - 8.4%
		California Cities Home Ownership Authority Lease Purchase Program:
35,800,000	A-1+	Series A 2.05% VRDO	35,800,000
5,650,000	A-1+	Series B 2.05% VRDO	5,650,000
		California HFA SFH Home Mortgage:
		FSA-Insured:
3,400,000	A-1+	Series B 2.30% VRDO AMT	3,400,000
20,645,000	A-1+	Series D 2.00% VRDO AMT	20,645,000
23,555,000	A-1+	Series F 2.00% VRDO AMT	23,555,000
1,260,000	A-1+	Series F AMBAC-Insured 2.17% VRDO AMT	1,260,000
19,600,000	A-1	Series U MBIA-Insured 2.00% VRDO AMT	19,600,000
		California State Department of Veterans Affairs
		Home Purchase Revenue:
25,000,000	VMIG1*	Series A 1.95% VRDO	25,000,000
5,775,000	VMIG1*	Series A-1 1.99% VRDO	5,775,000
17,175,000	A-1+	Riverside-San Bernardino HFA Lease Pass-Through Obligation Series A 1.98% VRDO	17,175,000
56,445,000	A-1+	San Diego HFA 2.05% VRDO	56,445,000
2,500,000	A-1+	Upland Apartment Development Mountain Springs Series 1998A FNMA 1.98% VRDO	2,500,000

			216,805,000

Industrial Development - 2.0%
		California Infrastructure & Economic Development Bank:
4,000,000	F-1+**	IDR River Ranch 2.03% VRDO AMT	4,000,000
2,400,000	A-1	Roller Bearing of America 2.21% VRDO AMT	2,400,000
		California Statewide Communities Development Authority:
2,400,000	A-1+	A&B Die Casting Corp. Series A 2.05% VRDO AMT	2,400,000
4,000,000	A-1+	Aegis Assisted Living Properties Series Y FNMA 2.02% VRDO AMT	4,000,000

See Notes to Schedule of Investments.

CALIFORNIA MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	DESCRIPTION	VALUE
Industrial Development - 2.0% (continued)
$33,630,000	AA	Puerto Rico Industrial Tourist Educational Medical &
		Environmental Control Authority Abbott Laboratories
		Project 1.30% due 3/1/05	$33,630,000
		Riverside County IDA:
3,000,000	A-1+	Aluminum Body Corp. Project 2.03% VRDO AMT	3,000,000
1,900,000	NR++	Rockwin Corp. Series II 1.99% VRDO AMT	1,900,000

			51,330,000

Life Care Systems - 0.2%
		ABAG Finance Authority for Nonprofit Corp.
6,070,000		Pathways Home Health Hospice 2.00% VRDO	6,070,000

Miscellaneous - 5.9%
		ABAG Finance Authority for Nonprofit Corp.:
7,000,000	A-1+	Lease Pass-Through Obligation Series A 2.05% VRDO	7,000,000
		California Infrastructure & Economic Development Bank:
10,000,000	A-1+	Academy of Motion Pictures AMBAC-Insured 2.00% VRDO	10,000,000
10,000,000	A-1+	Buck Institute for Age Research 1.96% VRDO	10,000,000
		California Statewide Communities Development Authority Revenue:
1,555,000	VMIG1*	Nonprofit's Insurance Alliance 2.00% VRDO	1,555,000
2,400,000	VMIG1*	North Peninsula Jewish 2.20% VRDO	2,400,000
30,000,000	SP-1+	TRAN Series A-1 3.00% due 6/30/05	30,203,037
17,130,000	A-1+	Glendale COP Police Building Project 1.98% VRDO	17,130,000
9,040,000	VMIG1*	Irvine Public Facilities & Infrastructure Authority Capital Improvement Project Series 85 2.04% VRDO	9,040,000
5,000,000	VMIG1*	Livermore COP Capital Improvement Project Series A AMBAC-Insured 2.00% VRDO	5,000,000
8,895,000	A-1+	Los Angeles Convention & Exhibition Center Authority Lease Revenue Series F AMBAC-Insured 2.02% VRDO	8,895,000
33,800,000	A-1+	Oakland Alameda County Coliseum Project Series C-2 1.95% VRDO	33,800,000
3,000,000	VMIG1*	Oakland MERLOT Series M AMBAC-Insured PART 2.03% VRDO	3,000,000
5,580,000	VMIG1*	Pasadena COP Rose Bowl Improvement Project Series 96 2.00% VRDO	5,580,000
7,200,000	VMIG1*	San Bernardino County COP Capital Improvement Project 1.95% VRDO	7,200,000
2,310,000	A-1	Westminster COP Civic Center Refunding Program Series B AMBAC-Insured 2.00% VRDO	2,310,000

			153,113,037

Pollution Control - 1.4%
		California PCFA:
1,070,000	A-1+	PCR Santa Clara Valley Disposal Co. Series A 2.02% VRDO AMT	1,070,000
		Solid Waste:
3,855,000	F1+**	Alameda County Industrial Project Series A 2.07% VRDO AMT	3,855,000
4,010,000	F1+**	Athens Disposal Inc. Project Series A 2.07% VRDO AMT	4,010,000
4,820,000	F1+**	Athens Services Project 2.07% VRDO AMT	4,820,000

See Notes to Schedule of Investments.

CALIFORNIA MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	DESCRIPTION	VALUE
Pollution Control - 1.4% (continued)
$1,520,000	F-1+**	BLT Enterprises Series 99A 2.07% VRDO AMT	$1,520,000
4,335,000	F-1+**	Blue Line Transfer Project 2.07% VRDO AMT	4,335,000
2,430,000	F-1+**	Blue Line Transfer Project A 2.07% VRDO AMT	2,430,000
1,975,000	F-1+**	Garaventa Enterprises Inc. 2.07% VRDO AMT	1,975,000
8,735,000	A-1+	Norcal Waste System Inc. 2.07% VRDO AMT	8,735,000
305,000	F-1+**	Sonoma Compost Co. Project Series A 2.07% VRDO AMT	305,000
2,995,000	F-1+**	Willits Project Series A 2.07% VRDO AMT	2,995,000

			36,050,000

Public Facilities - 4.6%
4,600,000	VMIG1*	Escondido Community Development Commission COP 2.03% VRDO AMT	4,600,000
3,400,000	VMIG1*	Kern County COP Kern Public Facilities Project Series D 1.95% VRDO	3,400,000
16,500,000	A-1+	Los Angeles Community RDA COP Baldwin Hills Public Park 2.00% VRDO AMT	16,500,000
18,410,000	A-1+	Oakland COP Capital Equipment Project 1.98% VRDO	18,410,000
2,200,000	A-1	Redwood City PFA COP City Hall Project 2.00% VRDO	2,200,000
		Riverside County Community Facilities District Special Tax:
1,500,000	VMIG1*	No. 89-1 2.00% VRDO	1,500,000
16,500,000	A-1+	Sacramento County COP Administration Center & Courthouse Project 2.00% VRDO	16,500,000
16,940,000	A-1	Sacramento Finance Authority Lease Revenue MSTC Series 2025 AMBAC-Insured PART 1.99% VRDO	16,940,000
9,865,000	A-1	San Francisco Building Authority Civic Center MSTC 9006 AMBAC-Insured PART 1.99% VRDO AMT	9,865,000
11,090,000	A-1	South Orange County PFA MSTC Series 2030 FSA-Insured PART 1.99% VRDO	11,090,000
13,400,000	F-1+**	Stanislaus County Capital Improvements Financing Authority Central Valley Center For the Arts 1.98% VRDO	13,400,000
5,000,000	A-1+	Temecula PFA Community Facilities District Harveston Series A 2.00% VRDO	5,000,000

			119,405,000

Solid Waste - 1.0%
		California PCFA:
12,845,000	A-1+	Edco Disposal Corp. 2.07% VRDO AMT	12,845,000
2,000,000	A-1+	Norcal Waste Systems Inc. Project A 2.07% VRDO AMT	2,000,000
1,300,000	A-1+	South County Sanitary Services Series 1999A 2.07% VRDO AMT	1,300,000
10,155,000	A-1+	Stanislaus Waste-to-Energy Financing Agency Solid Waste Facilities Ogden Martin Corp MBIA-Insured 2.00% VRDO	10,155,000

			26,300,000

Tax Allocation - 0.3%
8,585,000	A-1+	Westminster RDA TAR Project 1 AMBAC-Insured 2.00% VRDO	8,585,000

Transportation - 6.0%
40,000,000	A-1+	Bay Area Toll Authority Toll Bridge Revenue San Francisco Bay Area AMBAC-Insured Series C 1.96% VRDO	40,000,000

See Notes to Schedule of Investments.

CALIFORNIA MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	DESCRIPTION	VALUE
Transportation - 6.0% (continued)
		Los Angeles County MTA Sales Tax Revenue:
$2,875,000	VMIG1*	Series 837 AMBAC-Insured PART 2.01% VRDO	$2,875,000
4,895,000	A-1+	Series A MBIA-Insured 1.95% VRDO	4,895,000
2,000,000	A-1	Sub-Series 2 1.82% due 2/18/05 TECP	2,000,000
11,375,000	A-1	Los Angeles Harbor Department Series B 2.00% due 3/8/05 TECP AMT	11,375,000
		Los Angeles International Airport:
8,700,000	A-1+	Series A 1.82% due 2/18/05 TECP	8,700,000
6,800,000	A-1+	Series B 1.84% due 1/4/05 TECP AMT	6,800,000
19,675,000	VMIG1*	Port of Oakland Munitops Series 2000-5 FGIC-Insured PART 2.05% VRDO AMT	19,675,000
		San Francisco City & County Airport Commission PART:
2,900,000	A-1	MSTC Series 2001-136 FGIC-Insured 2.19% VRDO AMT	2,900,000
41,340,000	VMIG1*	Munitops Series 2000-9 FGIC-Insured 2.06% VRDO AMT	41,340,000
		San Gabriel Valley Council of Government Alameda Corridor East Construction Project TECP:
10,000,000	A-1+	1.66% due 1/7/05	10,000,000
6,100,000	A-1+	1.66% due 1/11/05	6,100,000

			156,660,000

Utilities - 13.6%
51,700,000	A-1+	California Infrastructure & Economic Development Bank
		ISO MBIA-Insured Series A 1.98% VRDO	51,700,000
7,500,000	A-1+	California PCFA PCR Pacific Gas & Electric Corp.
		Series F 2.20% VRDO	7,500,000
		California State Department of Water Resources Power Supply Revenue:
1,000,000	A-1+	Series B-3 2.17% VRDO	1,000,000
10,000,000	A-1+	Series C-1 1.98% VRDO	10,000,000
45,900,000	A-1+	Series C-2 1.98% VRDO	45,900,000
12,000,000	A-1+	Series C-6 AMBAC-Insured 2.00% VRDO	12,000,000
8,070,000	A-1+	Series C-8 1.96% VRDO	8,070,000
32,600,000	A-1+	Series C-11 1.70% VRDO	32,600,000
6,700,000	A-1+	Series C-12 1.95% VRDO	6,700,000
8,200,000	A-1+	Series C-14 1.70% VRDO	8,200,000
		Los Angeles Department of Water & Power:
9,200,000	A-1+	Series B-1 2.00% VRDO	9,200,000
39,800,000	A-1+	Series B-5 1.98% VRDO	39,800,000
3,600,000	A-1+	Series B-6 2.19% VRDO	3,600,000
7,100,000	A-1+	Series B-7 1.98% VRDO	7,100,000
		MSR Public Power Agency San Juan Project:
9,350,000	A-1+	Series B AMBAC-Insured 1.95% VRDO	9,350,000
30,600,000	A-1+	Series E MBIA-Insured 1.95% VRDO	30,600,000
7,850,000	A-1+	Series F MBIA-Insured 1.95% VRDO	7,850,000
7,200,000	A-1+	Northern California Power Agency Hydroelectric No. 1 MBIA-Insured 1.95% VRDO	7,200,000
2,900,000	A-1+	Puerto Rico Electric Power Authority Series SGA 44 MBIA-Insured 1.95% VRDO	2,900,000
11,835,000	VMIG1*	Sacramento MUD Munitops Series 03-17 MBIA-Insured PART 2.02% VRDO	11,835,000

See Notes to Schedule of Investments.

CALIFORNIA MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	DESCRIPTION	VALUE
Utilities - 13.6% (continued)
$5,000,000	A-1+	San Francisco Public Utilities Commission 1.80% due 2/1/05 TECP	$5,000,000
		Southern California Public Power Authority Transmission Project FSA-Insured:
19,750,000	A-1+	Series A 1.95% VRDO	19,750,000
15,900,000	A-1+	Series B 1.95% VRDO	15,900,000

			353,755,000

Water & Sewer - 12.0%
		California State Department of Water Resources
2,281,000	A-1+	Series 1 1.68% due 1/11/05 TECP	2,281,000
25,000,000	A-1+	East Bay MUD Waste Water Series B FSA-Insured 1.92% VRDO	25,000,000
11,075,000	A-1+	Eastern Municipal Water District Water & Sewer Revenue Series B FGIC-Insured 1.95% VRDO	11,075,000
20,500,000	VMIG1*	Elsinore Valley Municipal Water District COP Series A FGIC-Insured 1.95% VRDO	20,500,000
2,650,000	A-1+	Fresno Sewer Revenue Series A FGIC-Insured 1.95% VRDO	2,650,000
4,000,000	F-1+**	Hillsborough COP Water & Sewer Systems Projects Series B 1.98% VRDO	4,000,000
15,945,000	VMIG1*	Los Angeles County Sanitation District Finance Authority Series 826 FSA-Insured PART 2.01% VRDO	15,945,000
		Los Angeles Department of Water & Power:
21,200,000	A-1+	Sub-Series A-5 1.95% VRDO	21,200,000
13,400,000	A-1+	Sub-Series A-6 1.95% VRDO	13,400,000
		Los Angeles Waste Water System:
9,897,500	NR++	Series 318 FGIC-Insured PART 2.01% VRDO	9,897,500
17,875,000	A-1+	Series A2 1.65% due 1/14/05 TECP	17,875,000
8,000,000	A-1+	Sub-Series A FGIC-Insured 2.15% due 12/14/05	8,000,000
15,000,000	A-1+	Sub-Series B FGIC-Insured 2.15% due 12/15/05	15,000,000
8,000,000	A-1+	Manteca Finance Authority Water Revenue MSTC SGA 147 MBIA-Insured PART 2.20% VRDO	8,000,000
		Metropolitan Water District of Southern California:
6,900,000	A-1	Series 01-113 FGIC-Insured PART 1.98% VRDO	6,900,000
3,300,000	A-1+	Series A AMBAC-Insured 1.95% VRDO	3,300,000
5,000,000	A-1+	Series A-1 1.95% VRDO	5,000,000
44,900,000	A-1+	Series B-2 1.95% VRDO	44,900,000
5,000,000	A-1+	Series C-2 1.95% VRDO	5,000,000
19,655,000	A-1+	Orange County Sanitation District COP AMBAC-Insured
		No. 1-3 5-7 & 11 1.95% VRDO	19,655,000
16,100,000	VMIG1*	Rancho Water District Financing Authority Series B FGIC-Insured 1.95% VRDO	16,100,000
		San Diego County Water Authority:
11,000,000	VMIG1*	Munitops Series 98-10 FGIC-Insured PART 2.02% VRDO	11,000,000
		Series 1 TECP:
5,000,000	A-1+	1.66% due 1/11/05	5,000,000
5,000,000	A-1+	1.85% due 2/10/05	5,000,000

See Notes to Schedule of Investments.

CALIFORNIA MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	DESCRIPTION	VALUE
Water & Sewer - 12.0% (continued)
$15,000,000	VMIG1*	South Placer Waste Water Authority Series B FGIC-Insured 1.97% VRDO	$15,000,000

			311,678,500

		TOTAL INVESTMENTS - 99.8% (Cost - $2,590,298,005***)	2,590,298,005
		Other Assets in Excess of Liabilities - 0.2%	5,072,620

		TOTAL NET ASSETS - 100.0%	$2,595,370,625

(a)	All ratings are by Standard & Poor’s Rating Service (“Standard & Poor’s”), except for those which are identified by an asterisk (*) or a double asterisk (**), are rated by Moody’s Investors Services (“Moody’s”) or Fitch Ratings (“Fitch”), respectively.

++	Security has not been rated by either Standard & Poor’s, Moody’s or Fitch. However, the Board of Trustees has determined this security to be considered a first tier quality issue due to enhancement features; such as insurance and/or irrevocable letters of credit.

***	Aggregate cost for federal income tax purposes is substantially the same.

See pages 11 through 14 for definitions of ratings and abbreviations.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Rating “AA” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each “Aa” rating, where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” by Moody’s are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Short Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

SP-2 — Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Short Term Security Ratings (unaudited) (continued)

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG 1 — Moody’s highest rate for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Abbreviations* (unaudited)

ABAG — Association of Bay Area Governments

ACA — American Capital Insurance

AIG — American International Guaranty

AMBAC — Ambac Assurance Corporation

AMT — Alternative Minimum Tax

BAN — Bond Anticipation Notes

BIG — Bond Investors Guaranty

CDA — Community Development Authority

CGIC — Capital Guaranty Insurance Company

CHFCLI — California Health Facility Construction Loan Insurance

CONNIE LEE— College Construction Loan Insurance Association

COP — Certificate of Participation

CSD — Central School District

CTFS — Certificates

DFA — Development Finance Agency

EDA — Economic Development Authority

EFA — Educational Facilities Authority

ETM — Escrowed To Maturity

FGIC — Financial Guaranty Insurance Company

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FLAIRS — Floating Adjustable Interest Rate Securities

Abbreviations* (unaudited)(continued)

FNMA — Federal National Mortgage Association

FRTC — Floating Rate Trust Certificates

FSA — Financial Security Assurance

GIC — Guaranteed Investment Contract

GNMA — Government National Mortgage Association

GO — General Obligation

HDC — Housing Development Corporation

HEFA — Health & Educational Facilities Authority

HFA — Housing Finance Authority

IBC — Insured Bond Certificates

IDA — Industrial Development Authority

IDB — Industrial Development Board

IDR — Industrial Development Revenue

IFA — Infrastructure Finance Agency

INFLOS — Inverse Floaters

ISD — Independent School District

ISO — Independent System Operator

LOC — Letter of Credit

MBIA — Municipal Bond Investors Assurance Corporation

MERLOT — Municipal Exempt Receipts Liquidity Optional Tender

MFH — Multi-Family Housing

MSTC — Municipal Securities Trust Certificates

MUD — Municipal Utilities District

MVRICS — Municipal Variable Rate Inverse Coupon Security

PART — Partnership Structure

PCFA — Pollution Control Finance Authority

PCR — Pollution Control Revenue

PFA — Public Financing Authority

PFC — Public Finance Corporation

PSFG — Permanent School Fund Guaranty

Q-SBLF — Qualified School Board Loan Fund

Radian — Radian Asset Assurance

RAN — Revenue Anticipation Notes

RAW — Revenue Anticipation Warrants

RDA — Redevelopment Agency

RIBS — Residual Interest Bonds

RITES — Residual Interest Tax-Exempt Securities

SFH — Single-Family Housing

SPA — Standby Bond Purchase Agreements

SWAP — Swap Structure

SYCC — Structural Yield Curve Certificate

TAN — Tax Anticipation Notes

TAR – Tax Allocation Revenue

TCRS — Transferable Custodial Receipts

TECP — Tax Exempt Commercial Paper

TFA — Transitional Finance Authority

TOB — Tender Option Bond Structure

TRAN — Tax and Revenue Anticipation Notes

Abbreviations* (unaudited)(continued)

UFSD — Unified Free School District

UHSD — Unified High School District

USD — Unified School District

VA — Veterans Administration

VRDD — Variable Rate Daily Demand

VRDO — Variable Rate Demand Obligation

VRWE — Variable Rate Wednesday Demand

XLCA — XL Capital Assurance

*	Abbreviations may or may not appear in the Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Note 1. Organization and Significant Accounting Policies

The California Money Market Portfolio (“Fund”), a separate diversified investment fund of the Smith Barney Muni Funds (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. The Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value.

(b) Fund Concentration. Because the Fund invests primarily in obligations of issuers within California, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting California.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Muni Funds

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	February 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	February 25, 2005

By	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date	February 25, 2005